LONG-TERM DEBT, NET (2016 7.250% SC Secured Notes) - Additional Information (Detail) - USD ($) $ in Thousands			12 Months Ended
	Aug. 14, 2020	Nov. 30, 2016	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Long-Term Debt [Line Items]
Total long-term debt			$ 5,700,168	$ 4,451,278
Repayments of long-term debt			1,454,837	2,592,631	$ 592,573
Loss on extinguishment of debt			$ 19,952	$ 6,333	$ 3,461
2016 7.250% SC Secured Notes, due 2021 [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Total long-term debt		$ 850,000
Interest rate per annum		7.25%
Maturity date			Nov. 30, 2021
Purchase price as percentage of principal		100.00%
Repayments of long-term debt	$ 850,000
Loss on extinguishment of debt			$ 18,716